INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Theoretical income tax expense, net of IRAP	€ 160,088	€ 210,088	€ 192,706
Permanent and other differences	(129,016)	(76,187)	(58,877)
Effect of changes in tax rates and tax regulations	800	733	0
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	1,734	3,457	1,216
Taxes relating to prior years	514	7,208	(145,084)
Withholding tax on earnings	1,373	3,360	1,514
Total income tax expense/(benefit), net of IRAP	€ 35,493	€ 148,659	€ (8,525)
Effective tax rate, net of IRAP (percent)	5.30%	17.00%	(1.10%)
IRAP (current and deferred)	€ 22,662	€ 27,997	€ 24,842
Total income tax expense	€ 58,155	€ 176,656	€ 16,317